Condensed Consolidated Balance Sheets (Parenthetical) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	23,823,476	18,303,193	12,635,591
Common stock, shares outstanding	23,823,476	18,303,193	12,635,591
Series G Redeemable And Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.01	$ 0.01	$ 0.01
Temporary equity, liquidation preference per share value	$ 1,000	$ 1,000	$ 1,000
Temporary equity, shares authorized	1,800	1,800	1,800
Temporary equity, liquidation preference value	$ 168	$ 168	$ 168
Temporary equity, shares issued	168	168	168
Temporary equity, shares outstanding	168	168	168
Temporary equity, common shares issuable upon conversion	8,582	8,582	8,582
Series H Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.01	$ 0.01	$ 0.01
Temporary equity, liquidation preference per share value	$ 1,000	$ 1,000	$ 1,000
Temporary equity, shares authorized	23,000	23,000	23,000
Temporary equity, liquidation preference value	$ 0	$ 14,356	$ 15,066
Temporary equity, shares issued	0	14,356	15,066
Temporary equity, shares outstanding	0	14,356	15,066
Temporary equity, common shares issuable upon conversion	0	1,981,128	2,075,200